CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net loss for the period	$ (4,922,294)	$ (3,712,331)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain on marketable securities, net of tax of nil (Note 6)	132,781	27,943
Other comprehensive income	132,781	27,943
Comprehensive loss for the period	$ (4,789,513)	$ (3,684,388)